Bank Borrowings - Schedule of Remaining Contractual Maturities of the Bank Borrowings (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Remaining Contractual Maturities of the Bank Borrowings [Abstract]
2026	$ 2,245,572
2027	326,205
2028	326,205
2029	326,205
2030 and after	2,528,092
Total repayments of bank loans	5,752,279
Less: imputed interest	(556,655)
Balance recognized as at June 30, 2025	$ 5,195,624	$ 5,178,003